StepStone Private Markets

Consolidated Schedule of Investments

June 30, 2023 (unaudited)

Investment Funds(a)(b)(c) — 73.6%
Name	Acquisition Date	Asset Class	Geographic Region(d)	Shares	Fair Value
TPG Partners VIII, L.P. (e)	06/30/2022	Private Equity	North America		$62,847,929
Octagon StepStone CLO Fund, Ltd. (f)	02/07/2023	Private Debt	North America	50,000	50,845,413
Green Equity Investors Side VII, L.P. (f)	06/30/2023	Private Equity	North America		49,857,805
Franklin BSP Lending Corporation (f)	03/31/2022	Private Debt	North America	4,899,195	35,666,143
Encore Consumer Capital Fund III, L.P. (f)(g)	06/30/2022	Private Equity	North America		28,050,800
Cortland Growth and Income, L.P.	04/01/2022	Real Assets	North America	18,010	26,615,434
TPG Partners VII, L.P.	01/05/2023	Private Equity	North America		24,589,377
Roark Capital Partners CF LP (f)	08/26/2022	Private Equity	North America		23,740,503
Trinity Hunt Partners CF, L.P. (f)	10/14/2022	Private Equity	North America		23,184,722
Harvest Partners VII, L.P. (f)	11/01/2022	Private Equity	North America		21,694,874
Clearlake Capital Partners VI (Offshore), L.P. (f)	09/29/2022	Private Equity	North America		17,384,294
WestCap Strategic Operator US Feeder Fund, L.P. (h)	04/13/2022	Private Equity	North America		16,632,192
Pegasus WSJLL Fund, L.P. (f)	12/14/2021	Private Equity	North America		14,620,640
Hellman & Friedman Capital Partners IX, L.P. (f)(h)	06/30/2022	Private Equity	North America		13,494,969
XPV Water Extended Value Fund LP (f)	10/03/2022	Private Equity	North America		13,390,545
Ares Pathfinder Fund (Offshore), L.P.	04/01/2023	Private Debt	North America		13,089,364
Blue Point Capital Partners IV, L.P. (f)(h)	06/30/2022	Private Equity	North America		12,749,234
Harvest Partners VII (Parallel), L.P. (f)	11/01/2022	Private Equity	North America		11,478,930
OceanSound Partners Fund, LP (h)(i)	02/28/2022	Private Equity	North America		11,294,914
Insight Partners Continuation Fund II, L.P. (f)	03/31/2023	Private Equity	North America		10,970,138
Riverside Micro-Cap Fund IV-A, L.P. (f)	12/31/2021	Private Equity	North America		10,401,095
Green Equity Investors VII, L.P. (f)(g)	06/30/2022	Private Equity	North America		10,397,264
CD&R Value Building Partners I, L.P.	12/17/2021	Private Equity	North America		9,659,074
Clearlake Capital Partners VI, L.P. (f)	12/30/2022	Private Equity	North America		9,450,510
Kelso Breathe Investor (DE), L.P. (f)	02/11/2021	Private Equity	North America		9,376,467
Trive Capital Fund III LP (f)(j)	12/31/2021	Private Equity	North America		8,416,757
Trident VIII, L.P.	12/30/2022	Private Equity	North America		7,661,870
Vector Capital V, L.P. (f)	12/31/2021	Private Equity	North America		7,546,401
Tiger Global Private Investment Partners XV Feeder, L.P. (f)(i)	03/23/2022	Private Equity	North America		7,431,290
Global Infrastructure Partners II-C, L.P.	06/30/2021	Real Assets	North America		7,181,593
HPH II International FF, LP (f)	07/12/2021	Private Equity	North America		7,065,513
Clayton, Dubilier & Rice Fund X, L.P. (g)	12/31/2021	Private Equity	North America		7,042,755
WestCap Strategic Operator Offshore Feeder, L.P.	04/13/2022	Private Equity	North America		6,827,807
Webster Equity Partners III-A, L.P. (f)	04/29/2021	Private Equity	North America		6,750,195
H.I.G. Realty Credit SRE Non-REIT Feeder Fund, L.P.	10/01/2021	Real Assets	North America		6,628,439
Green Equity Investors Offshore Fund VII, L.P. (f)	09/30/2022	Private Equity	North America		5,584,453
Audax Private Equity Fund IV CF, L.P. (f)	12/24/2020	Private Equity	North America		5,473,758
Accordion DC Holdings, LP	12/08/2022	Private Equity	North America		5,387,400
Valar Co-Invest 1 LP (f)(k)(l)	12/29/2020	Private Equity	North America		5,386,493
West Street Real Estate Secondary Partners B, L.P. (f)(m)	12/10/2021	Real Assets	North America		5,342,753
AHP Fund II PV Feeder L.P.	12/28/2020	Private Equity	North America		4,453,142
JFL-NG Continuation Fund, L.P. (f)	10/27/2021	Private Equity	North America		4,400,375
Green Equity Investors VIII, L.P. (f)(g)	06/30/2022	Private Equity	North America		4,269,731
Excellere Capital Fund II, L.P. (f)	04/01/2021	Private Equity	North America		4,156,938
Album Ventures MSL-C, LP (f)	04/21/2022	Private Equity	North America		3,914,438
Patriot SPV, L.P. (f)	03/18/2021	Private Equity	North America		3,795,322
THL HT Parallel SPV, L.P.	11/30/2020	Private Equity	North America		3,793,908
Green Equity Investors Offshore Fund VIII, L.P. (f)	09/30/2022	Private Equity	North America		3,669,793
Catterton Partners VII, L.P. (f)	12/31/2021	Private Equity	North America		3,564,690
Imaginary I Opportunity, L.P. (f)(i)	04/21/2022	Private Equity	North America		3,549,606
Thoma Bravo Fund XI-A, L.P. (f)	01/01/2022	Private Equity	North America		3,454,094
OHCP V GA COI, L.P. (f)	12/16/2020	Private Equity	North America		3,388,721
Berkshire Fund IX, L.P. (f)(m)	09/04/2021	Private Equity	North America		3,385,975
Westview Capital Partners III, L.P. (f)(g)	12/31/2021	Private Equity	North America		3,207,222
Apollo Overseas Partners IX, L.P. (f)(g)	01/01/2022	Private Equity	North America		3,182,379
Riverside Micro-Cap Fund IV B A, L.P. (f)	12/31/2021	Private Equity	North America		3,152,585
Blue Point Capital Partners III, L.P. (f)(h)	06/30/2022	Private Equity	North America		3,061,418
Oak Hill Capital Partners V (Offshore 892), L.P. (f)	01/29/2021	Private Equity	North America		3,055,146
Harvest Partners IX (Parallel), L.P. (f)	11/01/2022	Private Equity	North America		2,952,041
Berkshire Fund VIII, L.P. (f)(m)	09/04/2021	Private Equity	North America		2,435,671
Trive Capital Fund III-A LP (f)	12/31/2021	Private Equity	North America		2,323,422
Riverside Capital Appreciation Fund VI, L.P. (f)	12/31/2021	Private Equity	North America		2,320,365
Fulcrum Capital Partners V, LP (f)	12/31/2021	Private Equity	North America		2,277,512
Gryphon Partners IV, L.P. (f)	12/31/2021	Private Equity	North America		2,269,477
Stripes Continuation Feeder Fund, LP (f)	10/29/2021	Private Equity	North America		2,254,718

StepStone Private Markets

Consolidated Schedule of Investments

June 30, 2023 (unaudited)

Investment Funds(a)(b)(c) — 73.6%
Name	Acquisition Date	Asset Class	Geographic Region(d)	Shares	Fair Value
Pine Brook Capital Partners II, L.P. (f)(g)	12/31/2020	Private Equity	North America		$2,200,777
AHP Fund I PV Feeder L.P.	12/28/2020	Private Equity	North America		2,126,322
Halifax Capital Partners IV, L.P. (f)	06/30/2023	Private Equity	North America		2,050,519
TA Atlantic and Pacific VII-B L.P. (f)(g)	12/31/2020	Private Equity	North America		1,989,148
Harvest Partners VI, L.P. (f)(j)	03/31/2021	Private Equity	North America		1,984,857
Encore Consumer Capital Fund (PV) IV, LP (f)	06/30/2022	Private Equity	North America		1,898,438
Thoma Bravo Special Opportunities Fund II-A, L.P. (f)	01/01/2022	Private Equity	North America		1,894,149
Trive Structured Capital Fund I-A L.P.	06/21/2022	Private Equity	North America		1,884,960
Apollo Overseas Partners (Delaware 892) VIII, L.P. (f)(g)	04/01/2021	Private Equity	North America		1,594,174
Jade Equity Investors Offshore Fund, L.P. (f)	09/30/2022	Private Equity	North America		1,501,787
PTEV, L.P. (f)(m)	12/30/2021	Private Equity	North America		1,414,928
Sterling Investment Partners III, L.P. (f)(g)	01/01/2021	Private Equity	North America		1,409,319
Trive Capital Fund II (Offshore) LP (f)	12/31/2021	Private Equity	North America		1,381,561
Tailwind Capital Partners II (Cayman) L.P. (f)	12/31/2020	Private Equity	North America		1,331,405
Ampersand CF Limited Partnership (f)	11/13/2020	Private Equity	North America		1,310,131
Berkshire Fund X, L.P. (m)	09/04/2021	Private Equity	North America		1,286,966
Vista Equity Endeavor Fund I-A, L.P. (f)	01/01/2022	Private Equity	North America		1,272,627
Blue Point Capital Partners V (A), L.P. (f)	06/30/2022	Private Equity	North America		1,132,131
SPC Partners IV, L.P. (f)(h)	03/31/2021	Private Equity	North America		1,046,532
L Catterton VIII Offshore, L.P. (f)	12/31/2021	Private Equity	North America		1,001,477
Blackstone Capital Partners VI L.P. (g)	01/01/2021	Private Equity	North America		769,418
Gridiron Capital Fund II, L.P. (h)	04/01/2021	Private Equity	North America		627,159
Apollo Natural Resources Partners II, L.P. (g)	04/01/2021	Private Equity	North America		595,281
Madison Dearborn Capital Partners VIII-C, L.P.	03/12/2021	Private Equity	North America		594,854
FFL Parallel Fund IV, L.P. (g)	01/01/2021	Private Equity	North America		570,955
Trive Capital Fund IV-A LP (f)	05/16/2022	Private Equity	North America		390,444
AEA Investors Fund V LP (f)(g)	12/31/2020	Private Equity	North America		376,648
Littlejohn Fund IV-A, L.P. (f)(g)	12/31/2020	Private Equity	North America		337,546
Trive Capital Fund I (Offshore) LP (f)	12/31/2021	Private Equity	North America		216,128
Water Street Healthcare Partners II, L.P. (f)	04/01/2021	Private Equity	North America		209,331
Saw Mill Capital Investors, L.P. (f)(j)	04/09/2021	Private Equity	North America		208,104
SPC Partners V, L.P. (f)(g)	12/31/2020	Private Equity	North America		206,897
Odyssey Investment Partners Fund IV, LP (f)	04/01/2021	Private Equity	North America		137,561
ABRY Partners VI, L.P. (f)(h)	03/31/2021	Private Equity	North America		134,358
TPG Growth II, L.P. (f)(h)	04/09/2021	Private Equity	North America		129,228
LLR Equity Partners III, L.P. (f)(h)	04/02/2021	Private Equity	North America		110,422
Apollo Overseas Partners (Delaware 892) VII, L.P. (g)	04/01/2021	Private Equity	North America		66,762
Apollo Natural Resources Partners, L.P. (f)(g)	04/01/2021	Private Equity	North America		33,737
Gridiron Strategic Advisors Fund, L.P. (f)(h)	04/01/2021	Private Equity	North America		22,558
ABRY Senior Equity III, L.P. (f)(h)	03/31/2021	Private Equity	North America		18,122
TowerBrook Investors III (Parallel), L.P. (f)	12/31/2020	Private Equity	North America		17,149
Clearview Capital Fund II, L.P. (f)(h)	03/31/2021	Private Equity	North America		3,187
Gores Capital Partners III, L.P. (f)(g)	01/01/2021	Private Equity	North America		—
Riverside Fund IV, L.P. (f)(j)	04/09/2021	Private Equity	North America		—
Green Equity Investors IX, L.P. (f)(p)	04/09/2021	Private Equity	North America		—
Halifax Capital Partners V, L.P. (f)(p)	06/30/2023	Private Equity	North America		—
Total North America — 60.3%					750,986,853

Ufenau Continuation 3, SLP (f)	04/14/2022	Private Equity	Europe		20,425,251
Macquarie European Infrastructure Fund 5 SCSp	04/25/2023	Real Assets	Europe		18,506,141
Altor Fund V (No. 1) AB	12/30/2022	Private Equity	Europe		14,002,129
VIP SIV I LP (f)	05/06/2022	Private Equity	Europe		13,691,052
EQT IX (NO.2) EUR SCSp (f)(g)	07/06/2022	Private Equity	Europe		13,568,526
Altor Fund IV (No. 1) AB (f)	12/30/2022	Private Equity	Europe		10,207,739
InfraRed Infrastructure V (1) LP (f)	06/29/2022	Real Assets	Europe		7,901,982
Oakley Capital Guinness B2 SCSp (f)(k)	06/08/2023	Private Equity	Europe		7,206,324
Growth Capital Partners Fund V LP (f)(h)(i)	04/14/2022	Private Equity	Europe		6,588,293
Sixth Cinven Fund (No. 3) Limited Partnership (h)	10/30/2020	Private Equity	Europe		6,251,718
EQT VIII (NO.2) SCSp (f)(g)	07/06/2022	Private Equity	Europe		5,710,300
Advent International GPE VIII-H Limited Partnership (f)(g)	12/31/2021	Private Equity	Europe		4,599,817
Macquarie European Infrastructure Fund 4 FPCI	04/25/2023	Real Assets	Europe		3,922,385
Altor Fund V (No. 2) AB (f)	06/30/2023	Private Equity	Europe		1,542,248
Fifth Cinven Fund (No. 1) Limited Partnership (f)(h)	10/30/2020	Private Equity	Europe		1,381,269
DFI European Value-Add Fund II (f)(h)	07/12/2021	Real Assets	Europe		1,065,382

StepStone Private Markets

Consolidated Schedule of Investments

June 30, 2023 (unaudited)

Investment Funds(a)(b)(c) — 73.6%
Name	Acquisition Date	Asset Class	Geographic Region(d)	Shares	Fair Value
Astorg IQ-EQ Fund (f)	12/31/2021	Private Equity	Europe		$893,827
LQG JV Landmark Portfolio GmbH & Co. KG (f)(h)	07/12/2021	Real Assets	Europe		586,396
Kitty Hawk Capital Partners IV L.P. (f)(h)	07/12/2021	Real Assets	Europe		558,108
WREP#2 Luxco S.à r.l. (f)(h)	07/12/2021	Real Assets	Europe		512,196
Advent International GPE VII-E Limited Partnership (f)(g)	12/31/2021	Private Equity	Europe		432,724
Equistone Partners Europe Fund IV (f)	12/31/2020	Private Equity	Europe		275,133
Eurostone SRIO II S.C.A. (f)(h)	07/12/2021	Real Assets	Europe		145,389
Total Europe — 11.2%					139,974,329

NewQuest Asia Fund IV HH, L.P. (f)	04/25/2022	Private Equity	Asia		10,610,089
Eve One Fund II L.P. (f)(i)	03/11/2022	Private Equity	Asia		7,350,843
Vertex IV CF L.P. (f)	01/04/2022	Private Equity	Middle East		6,238,979
Carlyle MENA Partners, L.P. and Parallel Vehicles (f)(g)	01/01/2021	Private Equity	Middle East		652,152
Carlyle South America Buyout Fund, L.P. and Parallel Vehicles (f)(g)	01/01/2021	Private Equity	Latin America		571,260
Total Rest of World — 2.1%					25,423,323

Total Investment Funds — 73.6%
(Cost $775,627,212)					$916,384,505

Co-Investments(a)(b)(c) — 12.4%
Name	Acquisition Date	Asset Class	Geographic Region(d)	Shares	Fair Value
Ares CARS Co-Invest, L.P.	05/26/2022	Real Assets	North America		$20,222,547
JFL-Rand Co-Invest US Partners, L.P. (f)	03/10/2023	Private Equity	North America		7,723,987
MH Fund II Co-Invest, LP (f)(m)	03/23/2021	Real Assets	North America		6,522,496
KKR Apple Co-Invest L.P.	09/20/2021	Real Assets	North America		6,208,524
Decisions, LLC (f)(j)(k)	12/28/2020	Private Equity	North America	1,718,769	5,633,961
RPIII FB Co-Invest LLC (f)(j)(k)	03/02/2023	Private Equity	North America		5,000,000
LJ Perimeter Co-Invest, L.P. (f)	10/28/2022	Private Equity	North America		4,828,326
Palms Co-Investment Partners, L.P. (f)	06/03/2022	Private Equity	North America		4,671,856
THL Fund IX Investors (Beacon), L.P. (f)(k)	05/05/2021	Private Equity	North America		4,351,616
TPG VIII Merlin CI II, L.P.	07/30/2021	Private Equity	North America		3,801,238
Pegasus Coinvestors, L.P. (j)	10/05/2021	Real Assets	North America		3,790,622
FH Sunrise Co-Investment I, LP (f)(k)	05/01/2023	Private Equity	North America	3,578,244	3,578,244
MPP KKC Holdings, LLC (f)(k)(m)	11/10/2021	Private Equity	North America	3,000,000	3,270,000
BPCP Speedstar Acquisition, LLC (k)(m)	01/20/2021	Private Equity	North America	1,900	2,985,297
Providence VIII Tetris Co-Investment-A L.P. (f)	11/18/2022	Private Equity	North America		2,739,447
WP Irving Co-Invest, L.P.	04/11/2022	Private Equity	North America		2,288,104
Mosyle Corporation - Series B-2 (f)(k)	04/21/2022	Private Equity	North America	45,010	1,083,980
Total North America — 7.1%					88,700,245

Kindred Capital Co-Invest I LP (f)	04/26/2022	Private Equity	Europe		14,893,434
KKR Cretaceous Co-Invest L.P. (f)	12/08/2022	Real Assets	Europe		14,300,001
Blackstone Infrastructure Miro Co-Invest (CYM) L.P. (f)	04/25/2022	Real Assets	Europe		11,863,166
Palace Co-Invest, SLP (f)(k)	08/07/2021	Real Assets	Europe		9,427,992
Triton C Investment A L.P. (f)	03/29/2022	Private Equity	Europe		4,816,896
BC Partners Defender Co-Investment L.P. (f)	09/10/2021	Private Equity	Europe		3,794,616
Enak Aggregator Limited Partnership (f)	01/18/2022	Private Equity	Europe		3,278,288
Cinven Discovery Limited Partnership (f)	09/22/2022	Private Equity	Europe		3,108,973
Total Europe — 5.3%					65,483,366

Total Co-Investments — 12.4%
(Cost $142,140,477)					$154,183,611

StepStone Private Markets

Consolidated Schedule of Investments

June 30, 2023 (unaudited)

Co-Investment(c) — Direct Debt — 0.1%
Name	Rate	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value
Hao Tian Asia Investment Co Ltd. Facility A (k)	10.65%	06/04/2021	10/11/2024	Mezzanine	$1,438,760	$1,438,760
Total Co-Investment — Direct Debt — 0.1%
(Cost $1,556,660)						$1,438,760

Cash Equivalents — 17.4%

Name	Asset Class	Geographic Region(d)	Shares	Fair Value
First American Government Obligations Fund, Class X 5.01%(n)(o)	Cash Equivalent	North America	216,929,493	$216,929,493

Total Cash Equivalents — 17.4% (Cost $216,929,493)				$216,929,493

Total Investments — 103.5% (Cost $1,136,253,842)				$1,288,936,369
Other Assets and Liabilities, Net — (3.5)%				(43,016,025)
Net Assets — 100.0%				$1,245,920,344

(a)	Investment does not issue shares, unless shares are listed.
(b)	Investment funds and co-investments are not redeemable and the final distribution date is not known at this time.
(c)	Private Assets are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date. Total fair value of restricted investments as of June 30, 2023, was $1,072,006,876 or 86.0% of net assets. As of June 30, 2023, the aggregate cost of each investment restricted to sale was $44,744,760, $50,000,000, $40,875,303, $31,000,000, $17,024,897, $31,528,601, $17,152,458, $18,155,284, $18,770,221, $17,372,473, $14,752,870, $16,596,219, $12,916,997, $11,529,893, $9,603,502, $10,994,242, $10,312,813, $9,109,565, $8,016,035, $8,437,500, $10,976,669, $10,620,164, $8,424,750, $7,728,400, $4,708,630, $5,241,826, $6,153,429, $5,404,123, $9,083,794, $10,014,833, $4,446,602, $5,278,126, $7,388,211, $3,854,488, $6,816,167, $5,512,200, $4,884,805, $5,065,916, $2,700,000, $4,350,340, $4,662,350, $2,377,651, $3,595,515, $4,097,159, $3,916,008, $2,446,686, $2,174,937, $3,140,572, $4,909,764, $3,000,000, $4,255,639, $2,462,945, $3,082,888, $2,903,369, $2,227,552, $1,924,556, $2,263,845, $2,286,200, $3,399,173, $2,396,201, $1,536,130, $1,797,329, $1,875,213, $1,678,313, $2,882,792, $1,225,797, $2,595,192, $1,529,670, $463,607, $1,667,265, $1,935,027, $1,848,759, $2,045,096, $1,566,487, $1,297,763, $1,559,649, $770,349, $1,110,323, $942,654, $919,287, $1,193,331, $707,024, $1,179,390, $1,227,436, $978,982, $683,352, $540,898, $453,570, $599,103, $635,162, $409,498, $1, $75,461, $139,258, $553,537, $171,758, $174,527, $1, $152,768, $168,370, $301,587, $0, $0, $258,960, $55,651, $107,310, $782,874, $14,734, $7,796, $0, $0, $20,441,461, $18,372,448, $13,106,550, $9,276,433, $12,450,951, $8,638,694, $6,999,859, $7,240,012, $5,079,853, $3,715,498, $6,021,524, $3,860,941, $2,847,829, $1,462,742, $1,042,766, $1,240,874, $517,283, $932,694, $357,599, $363,874, $813,944, $266,014, $65,596, $6,124,375, $7,000,000, $4,706,047, $39,531, $752,663, $21,134,383, $7,723,987, $6,152,186, $5,173,770, $2,700,000, $5,000,000, $4,832,342, $4,674,082, $2,486,950, $0, $3,455,422, $3,578,244, $3,000,000, $1,900,000, $2,745,001, $2,288,104, $1,083,980, $15,125,016, $14,300,000, $12,166,256, $9,370,425, $4,912,115, $3,061,767, $2,875,802, $2,400,645, $1,556,660, respectively, totaling $919,324,349.
(d)	Geographic region generally reflects the location of the Investment Manager.
(e)	A portion of the security is held by SPRIM Cayman LLC and SPRIM LLC - Series B.
(f)	Non-income producing.
(g)	Security is held by SPRIM Cayman II LLC.
(h)	Security is held by SPRIM Cayman LLC.
(i)	Seasoned primary investment.
(j)	Security is held by SPRIM LLC — Series B.
(k)	Level 3 security in accordance with fair value hierarchy.
(l)	Partnership is invested solely in Wise plc listed on the London Stock Exchange effective July 7, 2021.
(m)	Security is held by SPRIM LLC — Series A.
(n)	The rate reported is the 7-day effective yield at the period end.
(o)	The audited statements of the fund can be found at sec.gov.
(p)	Investment has been committed to but has not been funded by the Fund.

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